General information	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
Note 1 – General information
Seadrill Limited is incorporated in Bermuda. We provide offshore drilling services to the oil and gas industry. As at December 31, 2021 we owned 24 drilling rigs, leased three and managed and operated nine rigs on behalf of Aquadrill (formerly Seadrill Partners), SeaMex, and Sonadrill. Our fleet consists of drillships, jackup rigs (seven of which have been included in discontinued operations held for sale) and semi-submersible rigs for operations in shallow and deepwater areas, as well as benign and harsh environments.
As used herein, the term “predecessor” refers to the financial position and results of operations of Seadrill Limited prior to, and including, February 22, 2022. This is also applicable to terms “we”, “our”, “Group” or “Company” in context of events prior to February 22, 2022. As used herein, the term “Successor” refers to the financial position and results of operations of Seadrill Limited (previously “
Seadrill 2021 Limited
”) after February 22, 2022. This is also applicable to terms “new successor”, “we”, “our”, “Group” or “Company” in context of events after February 22, 2022.
The use herein of such terms as “Group”, “organization”, “we”, “us”, “our” and “its”, or references to specific entities, is not intended to be a precise description of corporate relationships.
Emergence from Chapter 11 Bankruptcy
On February 22, 2022, Seadrill completed its comprehensive restructuring and emerged from Chapter 11 bankruptcy protection. Please refer to Note 4 “Chapter 11 Proceedings” of the accompanying financial statements for further details.
In our report at June 30, 2021, we had raised a substantial doubt as to our ability to continue as a going concern as a result of the fact that we were in Chapter 11 and there was a degree of inherent risk associated with being in bankruptcy and whether the Plan of Reorganization would be confirmed. Having now emerged from Chapter 11 and with access to exit financing, we believe that cash on hand, contract and other revenues will generate sufficient cash flow to fund our anticipated debt service and working capital requirements for the next twelve months. Therefore, there is no longer a substantial doubt over our ability to continue as a going concern for at least the next twelve months following the date of issue of the financial statements.
Financial information in this report has been prepared on a going concern basis of accounting, which presumes that we will be able to realize our assets and discharge our liabilities in the normal course of business as they come due. Financial information in this report does not reflect the adjustments to the carrying values of assets, liabilities and the reported expenses and balance sheet classifications that would be necessary if we were unable to realize our assets and settle our liabilities as a going concern in the normal course of operations. Such adjustments could be material.
Basis of presentation
The Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). The amounts are presented in United States dollar (“
U.S. dollar
” or “
US$
”) rounded to the nearest million, unless otherwise stated.
The accompanying Consolidated Financial Statements include the financial statements of Seadrill Limited, its consolidated subsidiaries and any variable interest entity (“
VIE
”) in which we are the primary beneficiary.
The January 2022 disposal of 65% of Seadrill’s equity interest in Paratus Energy Services (“
PES
”, formerly Seadrill New Finance Limited “
NSNCo
”) and October 2022 disposal of the KSA business represented strategic shifts in Seadrill’s operations which will have a major effect on its operations and financial results of the current year and going forward and therefore we have reclassified both the

PES and the KSA Business as discontinued operations and their results have been reported separately from Seadrill’s continuing operations for both the current and comparative periods. In addition, the assets and liabilities of both PES and the KSA Business were reclassified as held for sale in all periods presented. Reclassifications to comparative period results, assets, and liabilities have been labelled “As adjusted”.
Basis of consolidation
We consolidate investments in companies in which we control directly or indirectly more than 50% of the voting rights.
We also consolidate entities in which we hold a variable interest where we are the primary beneficiary of the entity. A VIE is defined as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support; (b) equity interest holders as a group lack either (i) the power to direct the activities of the entity that most significantly impact on its economic performance, (ii) the obligation to absorb the expected losses of the entity, or (iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest. We are the primary beneficiary of a VIE when we have both (1) the power to direct the activities of the entity which most significantly impact on the entity’s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

Subsidiaries, even if fully owned, are excluded from the Consolidated Financial Statements if we are not the primary beneficiary under the variable interest model. All intercompany balances and transactions have been eliminated.
Fresh Start Reporting
Upon emergence from bankruptcy on the Effective Date, in accordance with ASC 852, Seadrill Limited qualified for fresh start reporting and become a new entity for financial reporting purposes. We allocated the reorganization value resulting from fresh start reporting in accordance with the purchase price allocation performed as of the Effective Date.